Leases (Narrative) (Details) $ in Millions, $ in Millions	12 Months Ended
	Aug. 31, 2022 CAD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CAD ($)	Aug. 31, 2020 CAD ($)
Leases [Line items]
Lease Liabilities	$ 1,130		$ 1,245	$ 1,270
Interest rate	3.64%	3.64%
Transponders [Member]
Leases [Line items]
Commitment For Maintenance And Licence Fees For Equipment, Period	15 years
Lease Liabilities		$ 203